UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2007 (Unaudited)

DWS Global Thematic Fund

	Shares	Value ($)

Common Stocks 94.2%
Argentina 0.5%
Banco Macro SA (ADR) (Cost $15,812,331)	460,300	11,548,927
Australia 0.5%
Australian Wealth Management Ltd. (a) (Cost $11,316,221)	5,428,750	13,019,047
Austria 4.6%
Erste Bank der oesterreichischen Sparkassen AG	213,100	15,361,624
Flughafen Wien AG	181,900	20,510,634
Immoeast AG*	1,428,344	15,483,675

Wienerberger AG	1,057,848	59,730,961

(Cost $115,296,320)		111,086,894
Belgium 0.9%
Fortis (Cost $24,583,760)	761,800	20,437,805
Brazil 2.2%
Diagnosticos da America SA	528,100	10,213,213
Marfrig Frigorificos e Comercio de Alimentos SA*	1,314,900	11,735,594
Santos-Brasil SA (Units)	1,849,500	24,141,407
SLC Agricola SA*	812,300	6,751,420

(Cost $51,942,420)		52,841,634
Canada 1.0%
Coalcorp Mining, Inc.*	1,028,357	2,056,817
Goldcorp, Inc.	689,400	22,275,628

(Cost $16,576,195)		24,332,445
China 0.4%
Sunshine Holdings Ltd. (Cost $8,040,827)	35,752,000	9,297,199
Denmark 1.7%
A P Moller-Maersk AS "B" (Cost $45,711,067)	3,383	40,054,531
Finland 0.3%
Metso Corp. (Cost $7,351,083)	128,400	6,960,878
France 2.5%
PPR	91,717	15,449,111
Sanofi-Aventis	263,891	25,058,578
Vallourec SA	66,669	18,836,445

(Cost $50,891,811)		59,344,134
Germany 12.4%
Air Berlin PLC* (a)	1,509,400	24,022,493
Axel Springer AG	159,937	25,697,104
Bilfinger Berger AG	210,900	17,159,879
Continental AG	200,200	26,062,157
Deutsche Post AG (Registered)	928,925	31,525,044
Deutsche Telekom AG (Registered)	1,467,800	32,410,673
Hamburger Hafen- und Logistik AG*	132,500	11,630,459
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	147,200	26,724,857
Siemens AG (Registered)	291,237	44,185,890
Stada Arzneimittel AG	19,200	1,186,155
Symrise AG*	1,374,305	39,590,674
TUI AG*	619,362	17,423,317

(Cost $288,235,987)		297,618,702
Hong Kong 2.2%
China Water Affairs Group Ltd.*	16,040,700	9,534,508
GOME Electrical Appliances Holdings Ltd.	1,026,000	2,120,341
Hongkong & Shanghai Hotels Ltd.	4,015,094	6,930,086
Hutchison Whampoa Ltd.	2,790,000	33,247,863

(Cost $44,625,693)		51,832,798
Hungary 0.4%
OTP Bank Nyrt. (Cost $11,026,409)	217,700	10,732,296
Indonesia 0.0%
PT Telekomunikasi Indonesia (ADR) (Cost $744,378)	17,239	746,966

Israel 0.6%
NICE Systems Ltd. (ADR)* (Cost $12,044,889)	409,300	13,334,994
Italy 2.5%
Gemina SpA	7,347,098	15,149,081
Mediolanum SpA (a)	2,342,000	16,974,331
UniCredito Italiano SpA	3,286,600	27,838,298

(Cost $59,684,119)		59,961,710
Japan 7.5%
Credit Saison Co., Ltd.	989,800	28,378,744
FANUC Ltd.	141,300	14,785,279
Fukuoka Financial Group, Inc.*	2,299,000	15,114,419
Mitsubishi Heavy Industries Ltd.	3,747,000	18,222,505
Mitsui Fudosan Co., Ltd. (a)	751,000	19,351,730
Mizuho Financial Group, Inc.	2,240	12,044,775
ORIX Corp.	144,200	29,648,429
Ryobi Ltd. (a)	1,771,000	11,963,689
Seven & I Holdings Co., Ltd.	663,000	16,650,420
Sony Financial Holdings, Inc.*	3,472	13,123,701

(Cost $172,940,509)		179,283,691
Kazakhstan 0.9%
Kazakhstan Kagazy PLC (GDR) 144A*	2,552,100	13,270,920
Steppe Cement Ltd.*	1,639,783	7,839,960

(Cost $21,649,869)		21,110,880
Korea 3.8%
CDNetworks Co., Ltd.* (b)	452,770	7,939,563
Daesang Corp.*	483,826	6,784,116
Kangwon Land, Inc.	540,600	13,654,334
Kookmin Bank	225,900	16,415,859
Kookmin Bank (ADR) (a)	326,000	23,635,000
Samsung Electronics Co., Ltd.	37,780	23,266,222

(Cost $93,967,279)		91,695,094
Luxembourg 1.4%
Tenaris SA (ADR)	376,200	17,749,116
Ternium SA (ADR)	445,700	16,771,691

(Cost $32,468,699)		34,520,807
Malaysia 0.6%
AMMB Holdings Bhd. (Cost $8,837,687)	10,628,000	12,738,586
Mexico 2.8%
Cemex SAB de CV (ADR)*	508,500	14,548,185
Empresas ICA SAB de CV (ADR)*	492,600	11,640,138
Grupo Televisa SA (ADR)	1,668,300	40,322,811

(Cost $69,150,941)		66,511,134
Netherlands 2.6%
QIAGEN NV* (a)	1,518,500	32,101,325
TNT NV	711,000	29,101,183

(Cost $56,248,020)		61,202,508
Norway 0.4%
Cermaq ASA (Cost $14,651,477)	800,100	10,086,803

Poland 0.8%
Telekomunikacja Polska SA (Cost $17,513,402)	2,080,400	18,630,258
Russia 2.3%
Gazprom (ADR) (c)	125,050	6,590,135
Gazprom (ADR) (c)	355,026	18,637,744
Novorossiysk Sea Trade Port (GDR) 144A*	544,950	11,035,237
Open Investments (GDR)*	460,200	16,337,100
Uralkali (GDR) 144A*	114,100	2,766,925

(Cost $47,797,203)		55,367,141
Singapore 0.4%
CapitaRetail China Trust (REIT)*	3,387,000	5,115,712
Food Empire Holdings Ltd.	9,408,000	5,176,174

(Cost $12,220,285)		10,291,886
South Africa 1.4%
Gold Fields Ltd. (ADR)	489,300	8,048,985
Gold Fields Ltd.	573,200	9,572,948
Lewis Group Ltd.	2,144,500	15,002,987

(Cost $34,197,102)		32,624,920
Sweden 2.2%
Swedbank AB "A" (a)	569,300	18,385,410
Tele2 AB "B"	1,511,800	34,482,249

(Cost $47,623,322)		52,867,659
Switzerland 4.8%
Credit Suisse Group (Registered) (a)	176,950	10,595,562
Julius Baer Holding AG (Registered)	171,443	14,374,661
SGS SA (Registered)	15,626	19,400,989
Synthes, Inc.	217,647	27,131,208
UBS AG (Registered) (a) (c)	719,512	36,144,968
UBS AG (Registered) (c)	161,900	8,172,712

(Cost $112,971,546)		115,820,100
Taiwan 1.1%
Hon Hai Precision Industry Co., Ltd. (Cost $27,879,087)	4,092,000	26,231,061
Thailand 0.3%
Seamico Securities PCL (Foreign Registered)	32,976,800	3,234,595
Siam City Bank PCL (Foreign Registered)	9,375,900	4,127,363

(Cost $8,474,017)		7,361,958
Turkey 0.4%
Turkiye Is Bankasi (Isbank) "C" (Cost $5,252,279)	1,639,379	10,549,845
United Arab Emirates 1.2%
DP World Ltd.*	3,583,804	4,694,783
Emaar Properties	7,340,471	24,898,608

(Cost $28,633,723)		29,593,391
United Kingdom 2.4%
AstraZeneca PLC	299,088	14,191,533
G4S PLC	1,137,197	5,103,743
GlaxoSmithKline PLC	1,456,736	38,450,879

(Cost $55,731,753)		57,746,155

United States 24.2%
Advanced Micro Devices, Inc.* (a)	1,108,500	10,818,960
Akamai Technologies, Inc.* (a)	933,400	35,525,204
AMR Corp.*	725,300	15,361,854
Archer-Daniels-Midland Co.	1,014,800	36,887,980
BMB Munai, Inc.* (a)	480,000	2,716,800
Caterpillar, Inc.	148,400	10,669,960
Chiquita Brands International, Inc.* (a)	806,700	15,480,573
Cisco Systems, Inc.*	1,089,400	30,524,988
Citigroup, Inc.	568,700	18,937,710
Cogent, Inc.* (a)	1,347,976	14,962,534
Dean Foods Co.	650,900	16,233,446
ExxonMobil Corp.	223,600	19,936,176
Harley-Davidson, Inc.	283,000	13,589,660
Johnson & Johnson	731,200	49,531,488
Level 3 Communications, Inc.* (a)	2,475,900	8,319,024
Merrill Lynch & Co., Inc.	622,000	37,282,680
Microsoft Corp.	504,000	16,934,400
New York Times Co. "A" (a)	1,150,100	18,976,650
Newmont Mining Corp.	96,900	4,814,961
Office Depot, Inc.*	1,152,000	19,745,280
Pantry, Inc.* (a)	641,500	18,468,785
Pfizer, Inc.	807,700	19,190,952
SanDisk Corp.*	322,700	12,081,888
Stryker Corp.	223,000	16,196,490
Sun Microsystems, Inc.* (a)	1,528,025	31,752,359
Symantec Corp.*	1,528,500	27,207,300
The Blackstone Group LP*	529,500	11,649,000
Wal-Mart Stores, Inc.	265,400	12,712,660
Wyeth	405,900	19,929,690
Yahoo!, Inc.*	486,600	13,045,746

(Cost $615,207,375)		579,485,198

Total Common Stocks (Cost $2,247,299,085)		2,256,870,035
Preferred Stocks 2.1%
Brazil 1.2%
Net Servicos de Comunicacao SA* (Cost $27,324,244)	1,841,100	27,318,157
Russia 0.9%
Sberbank (Cost $20,087,306)	7,479,160	22,437,480

Total Preferred Stocks (Cost $47,411,550)		49,755,637
Participatory Notes 0.2%
United States
Agility Capital, Inc. (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 3/17/2008 (Cost $6,243,912)	1,125,000	5,086,125
	Principal Amount ($)	Value ($)

Other Investments 0.0%
Brazil
Companhia Vale do Rio Doce* (Cost $0)	389,000	468,701

						Shares		Value ($)

	Exchange Traded Funds 2.1%
United States
Biotech HOLDRs Trust (a)						79,750		14,389,293
iShares Nasdaq Biotechnology Index Fund (a)						430,000		36,188,800

Total Exchange Traded Funds (Cost $45,094,451)							50,578,093
	Securities Lending Collateral 10.5%
Daily Assets Fund Institutional, 5.09% (d) (e) (Cost $251,624,002)						251,624,002		251,624,002
	Cash Equivalents 0.0%
Cash Management QP Trust, 4.88% (d) (Cost $32,903)						32,903		32,903
						% of Net Assets		Value ($)

Total Investment Portfolio (Cost $2,597,705,903)						109.1		2,614,415,496
Other Assets and Liabilities, Net						(9.1)		(219,393,460)

Net Assets						100.0		2,395,022,036

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2007 amounted to $242,520,692 which is 10.1% of net assets.
(b)

Affiliated issuer. An Affiliate issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund’s transactions during the three months ended November 30, 2007 with companies which are or were affiliates is as follows:

		Value ($) at	Purchase	Sales	Realized	Dividend	Shares at	Value ($) at
	Affiliate	8/31/2007	Cost ($)	Cost (s)	Gain/Loss ($)	Income ($)	11/30/2007	11/30/2007
	CDNetworks Co., Ltd.	9,507,369	-	-	-	-	452,770	7,939,563
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
HOLDRs: Holding Company Depositary Receipts
REIT: Real Estate Investment Trust

At November 30, 2007, the DWS Global Thematic Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	580,112,708	25.2%
Industrials	499,134,925	21.6%
Information Technology	263,625,219	11.4%
Health Care	253,181,511	11.0%

Consumer Discretionary	251,826,503	10.9%
Consumer Staples	156,967,971	6.8%
Materials	139,500,877	6.1%
Telecommunication Services	94,589,170	4.1%
Energy	67,686,788	2.9%
Total Common and Preferred Stocks	2,306,625,672	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	January 16, 2008